Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	FORUM FUNDS II
Entity Central Index Key	0001576367
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000163318
Shareholder Report [Line Items]
Fund Name	Baywood SociallyResponsible Fund
Class Name	Institutional
Trading Symbol	BVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Baywood SociallyResponsible Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

Additional Information Phone Number	(855) 409-2297
Additional Information Website	https://www.skba.com/baywood-funds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The SociallyResponsible strategy underperformed its benchmarks in this period of elevated returns in the fiscal year ending September 30, 2025. In a period marked by a presidential administration change and a dramatic turn in many established policies, the markets have surprisingly reacted positively, particularly in the second half of the year. With equity markets’ relentless focus on anything Artificial Intelligence (AI) related, ignoring much of the rest of the market and potential downsides from some of the administration’s many initiatives, we continue to see opportunities in many overlooked companies.

Some of the most dramatic changes in policy are directed towards healthcare as the new head of Human & Health Services (H.H.S.) has broad authority to upend the status quo for most companies represented in the sector. As a result, healthcare stocks were among the worst performing stocks in the benchmarks and the Baywood SociallyResponsible’s holdings in healthcare detracted most from returns in the period. As companies pause spending due to the uncertainty in policy change, fall out from lower spending seems far-reaching. Holdings in Fortrea, Avantor, Dentsply Sirona and Regeneron detracted most, as did our overweight position. While some change in policy could affect the outcomes for many healthcare companies, we believe the market’s overreaction in many cases skews the potential for future positive financial outcomes in the fund’s favor.

Another sector targeted by H.H.S. for reform is consumer staples. Kenvue provides a vivid example of the uncertainty this administration presents. With its recent announcement linking Tylenol to autism, we are witness to the administration’s direct influence on the price of stocks as Kenvue, the maker of Tylenol, dropped over 20%. While we believe the market is overreacting, we are also aware of potential negative outcomes, one of which is simply brand damage while another could potentially be a higher risk of lawsuits gaining traction. We continue to evaluate and may adjust our position accordingly. Mondelez and Pepsi also declined in the period as processed foods like sugary sodas, dyes and artificial ingredients are also in the crosshairs of the H.H.S. Our low absolute weight in the sector limited the negative impact.

Holdings in the financials sector contributed positively to returns in the period. In cases where the benchmark held less exposure to the financials sector than the SR fund, it outperformed. Holdings in W.R. Berkley, Interactive Brokers, Brookfield Corporation and CME Group all increased over 20%, led by Interactive Brokers which nearly doubled in the period.

Holdings in the energy sector contributed to overall returns. Kinder Morgan and Texas Pacific Land Corporation outperformed benchmark holdings and at times represented some of the largest holdings in the fund. Companies in the information technology (I.T.) sector also contributed to performance in the period. Corning, Intel, IBM and Cisco all outperformed the average benchmark holdings in I.T. One does not have to own the most widely held AI related companies to participate in the associated capex boom. Our investment philosophy of purchasing companies with market leading positions, high profitability at a discount to peers means that we can own these types of companies but without the risk of precariously high valuations.

The market’s sole focus on anything AI related continues to drive the broad market to new highs despite the growing uncertainty for the U.S. and global economy going forward. We continue to view this with increasing caution. Thankfully, this focus on AI related companies has allowed us the opportunity to own attractive companies at even better prices for the SociallyResponsible fund shareholders.

For SKBA’s in depth investment perspectives, please visit our website at www.skba.com

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	InstitutionalClassFootnote Reference*	Morningstar US Market TR Index	Morningstar US Large Value TR Index
9/30/15	$10,000	$10,000	$10,000
12/31/15	$10,032	$10,633	$10,685
3/31/16	$9,929	$10,748	$11,053
6/30/16	$10,241	$11,027	$11,535
9/30/16	$10,840	$11,496	$11,793
12/31/16	$11,448	$11,955	$12,705
3/31/17	$11,798	$12,662	$13,024
6/30/17	$11,843	$13,051	$13,084
9/30/17	$12,377	$13,641	$13,724
12/31/17	$13,363	$14,523	$14,623
3/31/18	$12,912	$14,434	$14,164
6/30/18	$13,196	$14,970	$14,231
9/30/18	$13,945	$16,050	$15,219
12/31/18	$11,669	$13,789	$13,760
3/31/19	$13,069	$15,732	$15,180
6/30/19	$13,634	$16,392	$15,651
9/30/19	$13,707	$16,603	$16,151
12/31/19	$14,768	$18,095	$17,296
3/31/20	$10,268	$14,373	$12,955
6/30/20	$12,009	$17,533	$14,568
9/30/20	$12,781	$19,152	$14,997
12/31/20	$15,393	$21,877	$17,189
3/31/21	$17,496	$23,192	$18,930
6/30/21	$18,593	$25,132	$19,653
9/30/21	$18,289	$25,140	$19,405
12/31/21	$19,531	$27,517	$20,883
3/31/22	$19,893	$26,052	$21,224
6/30/22	$17,492	$21,663	$19,493
9/30/22	$17,086	$20,670	$18,111
12/31/22	$19,390	$22,171	$20,938
3/31/23	$19,664	$23,811	$21,088
6/30/23	$20,109	$25,833	$21,944
9/30/23	$20,007	$25,010	$21,676
12/31/23	$21,855	$28,032	$23,414
3/31/24	$23,607	$30,902	$25,495
6/30/24	$23,628	$31,976	$25,345
9/30/24	$25,552	$33,915	$27,544
12/31/24	$25,043	$34,785	$26,853
3/31/25	$25,359	$33,174	$28,450
6/30/25	$25,973	$36,869	$28,704
9/30/25	$27,236	$39,853	$30,474

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional ClassFootnote Reference*	6.59%	16.34%	10.54%
Morningstar US Market TR Index	17.51%	15.78%	14.83%
Morningstar US Large Value TR Index	10.64%	15.24%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 26,041,585
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ (31,833)
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$26,041,585
# of Portfolio Holdings	53
Portfolio Turnover Rate	15%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(31,833)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Financials	22.1%
Health Care	18.8%
Technology	12.0%
Capital Goods / Industrials	8.7%
Consumer Discretionary	8.4%
Energy	6.4%
Real Estate	6.0%
Consumer Staples	5.2%
Basic Materials	5.2%
Communication Services	4.2%
Utilities	1.6%
Transportation	1.4%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

nVent Electric PLC	4.45%
Kontoor Brands, Inc.	4.31%
W R Berkley Corp.	4.09%
Medtronic PLC	3.56%
American Express Co.	3.51%
Healthcare Realty Trust, Inc. REIT	3.13%
Berkshire Hathaway, Inc., Class B	3.06%
CME Group, Inc.	2.96%
Kinder Morgan, Inc.	2.81%
International Business Machines Corp.	2.75%

* excluding cash equivalents

C000132967
Shareholder Report [Line Items]
Fund Name	Baywood ValuePlus Fund
Class Name	Institutional
Trading Symbol	BVPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2024, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

This annual shareholder report contains important information about the Baywood ValuePlus Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://www.skba.com/baywood-funds. You can also request this information by contacting us at (855) 409-2297.

Additional Information Phone Number	(855) 409-2297
Additional Information Website	https://www.skba.com/baywood-funds
Expenses [Text Block]

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

With markets’ attention focused on all things Artificial Intelligence (AI), Baywood ValuePlus underperformed the broad market – which isn’t broad at all once we begin to look under the hood. To no one’s surprise, the market was led by a few highly valued technology companies. History suggests that those at the top rarely remain so once cycles mature. To wit, Apple’s dominance was being put to the test by companies nearly as large as it is – its first viable threat in years, while Nvidia was being assailed by threats backed with endless capital. Yet euphoria was clearly putting any concerns aside.

As a value-oriented strategy, ValuePlus was sensitive to how much we paid and what returns we expected to achieve. Shareholders did not place their trust in us so that we would follow the headlines and invest based on dreams of profits. Even market dominance disinterested us unless it was associated with abundant cash flows. This was clearly not the case with majority of AI spending, measured by the trillions with few prospects of profits.

Companies we invested in might have been out-of-favor or simply neglected for reasons we deemed temporary. Some of which were even AI-related, but with more steak than sizzle. They might have been thought to be dis-intermediated by AI or quantum computing or they might have been avoided due to political pressure. In all cases, however, their businesses and financials had to be proven and their valuations attractive.

The Fund outperformed its Value benchmark for the recent semi-annual period and underperformed slightly for the fiscal year. For the year, the Fund returned nearly 10%. Financials and consumer staples were the largest relative detractors, yet the Fund’s financial holdings all increased in value for the year. In fact, as a group, financials returned approximately 23% with Citigroup and Wells Fargo each rising by over half in the period. The only shortfall within the financial sector was the fund’s sector weight being less than the Value benchmark’s nearly 27% exposure.

Consumer staples were an altogether different matter. The department of Health and Human Services (H.H.S) has taken a strong stance with respect to consumer goods and healthcare. Whether the H.H.S. will be proven correct remains to be seen yet these critically important industries were forced to alter their businesses for the first time in decades due to regulatory and market forces. The Four P’s of consumer goods and healthcare were all being assailed: Price was being pressured by private labels, backlash from excessive price inflation during Covid and price controls, Product ingredients were being banned for health reasons, Promotion was being turned on its head via social media and labeling requirements and Place – distribution – was changing with the rise of e-commerce. We own Kenvue, makers of Tylenol, as well as food companies that have faced all of the above threats in addition to consumer shifts created by GLP-1’s weight loss drugs. Yet amidst this generational turmoil, we continued to seek opportunities to position the portfolio across industries.

Industrials, energy, consumer discretionary and communications all contributed to relative returns for the fiscal year. Industrials led with RTX and L3Harris, both aerospace and defense companies. While we were uncertain which path economic growth in general may take, the dis-armament that took place over the last few decades has clearly come to an end. Countries around the world were re-arming in order to protect their citizenry from potential threats. AirLease, one of the few remaining independent aircraft lessors announced it would be acquired. The premium paid also helped contribution for the year.

With Energy representing roughly 9% of the portfolio, ValuePlus was overweight most benchmarks. Our overweight and stock selection, Kinder Morgan especially, aided relative returns in the period. Both sector position and stock selection within consumer discretionary also aided returns. Darden, Kontoor and Hasbro all contributed relative to the value benchmark.

For additional perspectives, please visit www.skba.com

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Date	Institutional Class	Morningstar US Market TR Index	Morningstar US Large Value TR Index
9/30/15	$10,000	$10,000	$10,000
12/31/15	$10,596	$10,633	$10,685
3/31/16	$10,776	$10,748	$11,053
6/30/16	$11,217	$11,027	$11,535
9/30/16	$11,661	$11,496	$11,793
12/31/16	$12,460	$11,955	$12,705
3/31/17	$12,694	$12,662	$13,024
6/30/17	$12,825	$13,051	$13,084
9/30/17	$13,480	$13,641	$13,724
12/31/17	$14,471	$14,523	$14,623
3/31/18	$14,350	$14,434	$14,164
6/30/18	$14,582	$14,970	$14,231
9/30/18	$15,174	$16,050	$15,219
12/31/18	$12,992	$13,789	$13,760
3/31/19	$14,372	$15,732	$15,180
6/30/19	$14,734	$16,392	$15,651
9/30/19	$14,938	$16,603	$16,151
12/31/19	$16,049	$18,095	$17,296
3/31/20	$11,212	$14,373	$12,955
6/30/20	$13,249	$17,533	$14,568
9/30/20	$13,627	$19,152	$14,997
12/31/20	$16,134	$21,877	$17,189
3/31/21	$17,929	$23,192	$18,930
6/30/21	$18,886	$25,132	$19,653
9/30/21	$18,642	$25,140	$19,405
12/31/21	$19,684	$27,517	$20,883
3/31/22	$20,788	$26,052	$21,224
6/30/22	$18,852	$21,663	$19,493
9/30/22	$17,865	$20,670	$18,111
12/31/22	$20,516	$22,171	$20,938
3/31/23	$20,502	$23,811	$21,088
6/30/23	$21,047	$25,833	$21,944
9/30/23	$20,724	$25,010	$21,676
12/31/23	$22,834	$28,032	$23,414
3/31/24	$24,678	$30,902	$25,495
6/30/24	$24,216	$31,976	$25,345
9/30/24	$26,415	$33,915	$27,544
12/31/24	$25,777	$34,785	$26,853
3/31/25	$26,820	$33,174	$28,450
6/30/25	$27,755	$36,869	$28,704
9/30/25	$28,772	$39,853	$30,474

Average Annual Return [Table Text Block]
	One Year	Five Year	Ten Year
Institutional Class	8.92%	16.12%	11.15%
Morningstar US Market TR Index	17.51%	15.78%	14.83%
Morningstar US Large Value TR Index	10.64%	15.24%	11.79%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]	Due to regulatory changes, effective September 1, 2024, the Fund changed its primary benchmark index from the Morningstar US Large Value TR Index to the Morningstar US Market TR Index. The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark because the Morningstar US Large Value TR Index more closely aligns with the Fund’s investment strategies and investments restrictions.
Prior Market Index Comparison [Text Block]	The Fund retained the Morningstar US Large Value TR Index as a secondary benchmark
Updated Performance Information Location [Text Block]
AssetsNet	$ 5,489,420
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ (128,026)
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets	$5,489,420
# of Portfolio Holdings	51
Portfolio Turnover Rate	30%
Investment Advisory Fees (Net of fees waived and expenses reimbursed)	$(128,026)

Holdings [Text Block]

Sector Weightings

(% total investments)

Value	Value
Financials	21.5%
Health Care	13.2%
Capital Goods / Industrials	11.2%
Energy	10.0%
Technology	9.3%
Consumer Discretionary	8.5%
Utilities	6.8%
Real Estate	5.4%
Consumer Staples	5.0%
Communication Services	4.5%
Basic Materials	3.7%
Transportation	0.9%

* excluding cash equivalents

Largest Holdings [Text Block]

Top Ten Holdings

(% total investments)

RTX Corp.	4.83%
Medtronic PLC	4.45%
AT&T, Inc.	3.88%
American Electric Power Co., Inc.	3.58%
Kontoor Brands, Inc.	3.34%
Pinnacle West Capital Corp.	3.21%
Kinder Morgan, Inc.	3.04%
CME Group, Inc.	3.01%
Becton Dickinson & Co.	2.98%
International Business Machines Corp.	2.87%

* excluding cash equivalents